ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Details 1) (USD $)	6 Months Ended
Apr. 30, 2012
Exercise Price:	$ 0.148
Stock Price:	$ 0.148
Days to Maturity:	10 years
Risk-free Rate:	2.10%
Volatility:	143.00%